Income taxes (Details 3) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes
Net income from cash flows hedge	$ 1,182,375	$ 3,352,151	$ (585,430)
Actuarial gains and losses deriving from defined benefit plans	(360,233)	1,981,923	(1,444,133)
Charge to equity	$ 822,142	$ 5,334,074	$ (2,029,563)